Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2023
Buildings | Maximum
Property, Plant and Equipment, Useful Life	3 years
Buildings | Minimum
Property, Plant and Equipment, Useful Life	20 years
Machinery and equipment | Maximum
Property, Plant and Equipment, Useful Life	10 years
Machinery and equipment | Minimum
Property, Plant and Equipment, Useful Life	5 years
Transportation equipment | Maximum
Property, Plant and Equipment, Useful Life	5 years
Transportation equipment | Minimum
Property, Plant and Equipment, Useful Life	4 years
Office equipment | Maximum
Property, Plant and Equipment, Useful Life	5 years
Office equipment | Minimum
Property, Plant and Equipment, Useful Life	4 years
Electronic equipment. | Maximum
Property, Plant and Equipment, Useful Life	5 years
Electronic equipment. | Minimum
Property, Plant and Equipment, Useful Life	3 years